LEASE LIABILITIES	12 Months Ended
Jun. 30, 2024
LEASE LIABILITIES
LEASE LIABILITIES

15. LEASE LIABILITIES

The following table represents the lease obligations for the Company as at June 30, 2024:

$
Balance, June 30, 2022	4,913,979
Additions during the year	-
Interest expense	473,136
Lease payments	(1,023,517)
Extinguishment of the lease liability	(1,598,497)
Foreign exchange translation	59,392
Balance, June 30, 2023	2,824,493
Additions during the year	-
Interest expense	335,184
Lease payments	(758,676)
Foreign exchange translation	70,197
Balance, June 30, 2024	2,471,198

Allocated as:

	June 30, 2024	June 30, 2023
	$	$
Current	435,276	419,529
Long-term	2,035,922	2,404,964
Total	2,471,198	2,824,493

The following table presents the contractual undiscounted cash flows for lease obligations as at June 30, 2024:

$
Less than one year	720,535
One to five years	1,869,942
More than five years	1,077,326
Total undiscounted lease obligation	3,667,803

During the year ended June 30, 2024, the Company had a lease with a term less than 12 months and recorded $77,990 (June 30, 2023 –$95,713) of rent expense attributed to short-term leases.

During the year ended June 30, 2023, the Company closed its retail store locations in Western Canada and accordingly, existing long-term leases were terminated, resulting in a net gain on extinguishment (Note 10). There were no such transactions during the year ended June 30, 2024.